Deposits (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Deposits

	2024						2023
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total
Personal	$5,562	$10,134	$144,332		$138,793	$298,821	$288,617
Business and government	181,060	31,454	55,688		331,912	600,114	612,267
Financial institutions	10,201	809	2,665		31,239	44,914	51,449
Total	$196,823	$42,397	$202,685	(4)	$501,944	$943,849	$952,333
Recorded in:
Canada	$143,254	$22,768	$166,410		$354,385	$686,817	$679,196
United States	43,176	32	1,545		45,689	90,442	96,807
United Kingdom	–	–	227		26,864	27,091	21,562
Mexico	225	6,887	11,835		17,804	36,751	41,424
Peru	5,156	68	5,793		6,693	17,710	15,860
Chile	1,191	4,846	143		17,052	23,232	23,724
Colombia	31	494	3,414		4,163	8,102	9,580
Other International	3,790	7,302	13,318		29,294	53,704	64,180
Total (5)	$196,823	$42,397	$202,685		$501,944	$943,849	$952,333

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $124 (2023 – $123) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2024	$64,521	$37,062	$59,273	$115,757	$18,820	$295,433
As at October 31, 2023	$66,726	$39,525	$62,675	$130,384	$19,021	$318,331

(1)	The majority of foreign term deposits are in excess of $100,000.